Cover	Jun. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 25, 2025
Entity File Number	001-42522
Entity Registrant Name	SailPoint, Inc.
Entity Central Index Key	0002030781
Entity Tax Identification Number	88-2001765
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11120 Four Points Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78726
City Area Code	512
Local Phone Number	346-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SAIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false